Note 35 - Purchase and sale commitments and future payment obligations (Tables)	12 Months Ended
Dec. 31, 2018
Purchase and sale commitments and future payment obligations
Table of Purchase And Sale Commitments
Purchase and Sale Commitments (Millions of euros)
	Notes	2018	2017	2016
Financial instruments sold with repurchase commitments		42,993	40,077	46,562
Financial liabilities held for trading	10	36,815	-	-
Central Banks		10,511	-	-
Credit Institutions		14,839	-	-
General governments		11,466	-	-
Financial liabilities at amortized cost	22	6,178	40,077	46,562
Central Banks		375	6,155	4,649
Credit Institutions		4,593	24,843	28,421
Customer deposits		1,209	9,079	13,491
Financial instruments purchased with resale commitments		28,034	26,368	22,921
Financial assets held for trading	10	27,262	-	-
Central Banks		2,163	-	-
Credit Institutions		13,305	-	-
General governments		11,794	-	-
Financial assets at amortized cost	14	772	26,368	22,921
Central Banks		-	305	81
Credit Institutions		478	13,861	15,561
General governments		294	12,202	7,279

Maturity Of Future Payment Obligations
Maturity of Future Payment Obligations (Millions of euros)
	Up to 1 Year	1 to 3 Years	3 to 5 Years	Over 5 Years	Total
Operating leases	251	253	554	1,879	2,937
Purchase commitments	28	-	-	-	28
Technology and systems projects	7	-	-	-	7
Other projects	20	-	-	-	20
Total	279	253	554	1,879	2,965